Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments
Summary of amount denominated in foreign currency	2022 2021 $ $ Cash 2,871,062 1,714,670 Accounts receivable 13,537,912 14,465,011 Accounts payable and accrued liabilities (1,713,717) (1,023,999) Total 14,695,257 15,155,682
Summary of credit risk and credit concentration
2022 2021
% of total % of total
Revenues revenues Revenues revenues
$ % $ %
Customer 1 5,598,653 29 7,308,191 24
Customer 2 4,314,225 23 7,019,953 23
Customer 3 — — 6,417,373 21
Customer 4 — — 3,551,900 11
Total 9,912,878 52 24,297,417 79

Summary of contractual amounts payable and maturities of financial liabilities
1
Accounts payable and accrued liabilities exclude amounts

which are not financial liabilities.
1
Accounts payable and accrued liabilities exclude amounts

which are not financial liabilities.
Total
Carrying contractual Less than
value amount one year 2-3 years 4-5 years Over 5 years
$ $ $ $ $ $
Bank indebtedness 991,902 991,902 991,902 — — —
Accounts payable and accrued
liabilities 1 9,620,591 9,620,591 9,620,591 — — —
Term

loans
389,987 520,444 59,917 190,587 180,000 89,940
Balance due on business
combination 3,907,775 4,137,820 2,177,800 1,960,020 — —
Lease liabilities 5,533,694 6,745,329 2,984,243 1,165,281 703,816 1,891,989
20,443,949 22,016,086 15,834,453 3,315,888 883,816 1,981,929
Total
Carrying contractual Less than
value amount one year 2-3 years 4-5 years Over 5 years
$ $ $ $ $ $
Accounts payable and accrued
liabilities 1 9,586,423 9,586,423 9,586,423 — — —
Term

loans
190,905 263,232 85,731 67,561 62,823 47,117
Balance due on business
combination 3,952,203 4,355,600 2,395,580 1,960,020 — —
Lease liabilities 5,323,965 6,614,192 3,220,750 710,493 561,628 2,121,321
19,053,496 20,819,447 15,288,484 2,738,074 624,451 2,168,438